Long-Term Investments, Net - Schedule of Carrying Value of Equity Investments (Details) - USD ($) $ in Thousands		6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Schedule of Carrying Value of Equity Investments [Abstract]
Initial cost basis	$ 15,500	$ 15,500
Cumulative impairment charges	(1,271)	(1,271)
Carrying value	$ 14,229	$ 14,229